DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
NOTE 4 - DEBT

NOTE 4 – DEBT

On August 11, 2021, we completed the sale of 15% Original Issue Discount Senior Notes (“Bridge Notes”) in the aggregate principal amount of $4,456,176 to a group of institutional investors (the “Purchasers”). In connection with the sale of the Bridge Notes, holders of our shares of Series B Preferred Stock and Series C Preferred Stock exchanged such preferred stock for additional Bridge Notes in the aggregate principal amount of $690,000. The Bridge Notes mature on February 11, 2022, subject to the requirement that we redeem the Bridge Notes prior to such date with the net proceeds of any future offering of our securities. The Notes do not bear interest other than upon an event of default, and are not convertible into the Company’s common stock. In addition, the Notes are subject to covenants, events of defaults and other terms and conditions customary in transactions of this nature. The Company is amortizing the on-issuance discount and financing fees totaling $758,426 to interest expense with respect to these notes.

The Company also issued to the purchasers of the Bridge Notes five-year warrants to purchase an aggregate of 363,046 shares of our common stock at an initial exercise price of $14.175 per share, subject to anti-dilution adjustment in the event of future sales of our equity below the then exercise price, stock dividends, stock splits and other specified events.

Roth Capital Partners (“Roth”), acted as sole placement agent for the offering. Pursuant to terms of an engagement letter with Roth, the Company paid Roth a placement agent fee in the amount $312,750. The Company also issued Roth a warrant to purchase 20,189 shares of common stock with the same terms as the warrants issued to the Purchasers.

During the nine-months ended September 30, 2021, we also issued $498,800 in convertible notes to accredited investors with net proceeds of $435,040, which have since been repaid in full. The notes were to mature during February and July of 2022 and bore interest at a rate of 8%. The notes were convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices or the lowest trade price of the Company’s common stock during the previous 15 trading days preceding the conversion date. The Company amortized the discount due to derivative liabilities and on-issuance discount totaling $443,905 to interest expense with respect to these notes.

On May 28, 2021, Mr. Timothy Warbington, who is our CEO and Chairman; and Dr. Amit Patel, who is a director of ours, advanced the company $50,000 and $150,000 respectively. The two notes were repaid during the quarter ended September 30, 2021, did not have any conversion features, and bore interest at the rate of 5% per annum.

On June 21, 2021, we issued a $105,000, non-convertible note to an accredited investor with net proceeds of $100,000. The note was repaid during the quarter ended September 30, 2021, did not have any conversion features, and bore interest at the rate of 10% per annum.

During the nine-months ended September 30, 2021 and 2020, the Company amortized $1,755,104 and $804,898 respectively, to interest expense. As of September 30, 2021, total discounts of $0.

During the nine-months ended September 30, 2021, the Company issued an aggregate of 789,727 shares upon the conversion of $1,383,331 of outstanding principal, interest and fees on outstanding notes, and 37,870 shares upon the cashless exercise of 43,167 warrants. During the nine-months ended September 30, 2020, the Company issued an aggregate of 777,865 shares upon the conversion of $1,033,418 of outstanding principal, interest and fees on existing, outstanding notes.

During the nine-months ended September 30, 2020, the Company extinguished $23,000 of principal and interest with no pre-payment premiums.

As of September 30, 2021, future loan maturities are as follows:

For the year ended December 31,

2021	0
2022	5,146,176
Total	$5,146,176

NOTE 4 – DEBT

During 2019, we issued $1,572,400 in convertible notes to accredited investors with net proceeds of $1,302,795. The notes matured from February through October of 2020 and bore interest rates ranging from 2% to 11%. In February 2019, we entered into three separate exchange agreements with holders of common stock purchase warrants issued by the Company in September 2018 and November 2018. Under each exchange agreement, the Company issued a convertible promissory note in the principal amount of $100,000 to the warrant holder party to such exchange agreement in exchange for the cancellation of common stock purchase warrants held by such warrant holder, initially exercisable for an aggregate of 43 shares of the Company’s common stock. The notes were convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 66% of the average of the two lowest traded prices of the Company’s common stock during the previous 15 trading days preceding the conversion date, the lowest trade price during the previous 20 trading days, or the volume weighted average price over the prior 15 trading days. The loans are evidenced by promissory notes and bore interest in a range of 8% to 11%. The loan maturity dates ranged from February 19, 2020 through October 11, 2020. The Company amortized the on-issuance discounts of $1,194,357 to interest expense using the straight-line method over the original terms of the loans. During 2019 the Company amortized $1,613,226 to interest expense. As of December 31, 2019, a discount of $374,124 remained.

During 2019, the Company issued an aggregate of 23,746 shares upon the conversion of $1,501,275 of outstanding principal, interest and fees on existing, outstanding notes and 1,062 shares upon the cashless exercise of 1,188 warrants.

During the year ended December 31, 2019, the Company incurred $41,699 in pre-payment premiums associated with the extinguishment of $313,111 in principal that was recorded as interest expense.

During 2020, we issued $831,140 in convertible notes to accredited investors with net proceeds of $710,920. The notes mature from February through December of 2021 and bear an interest rate of 8%. The notes are convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices of the Company’s common stock during the previous 15 trading days preceding the conversion date, the lowest trade price during the previous 15 trading days. The Company is amortizing the on-issuance discounts of $828,710 to interest expense using the straight-line method over the original terms of the loans. During 2020 the Company amortized $979,959 to interest expense. As of December 31, 2020, a discount of $409,650 remained.

During 2020, we issued an aggregate of 1,363,463 shares upon the conversion of $1,366,705 of outstanding principal, interest and fees on existing, outstanding notes.

As of December 31, 2020, future loan maturities are as follows:

For the year ending December 31,

2021	1,305,005